Employee Benefit Liabilities, Net (Details) - Schedule of principal assumptions underlying defined benefit plan	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of principal assumptions underlying defined benefit plan [Abstract]
Discount rate of the plan liability	1.80%	2.79%	2.02%
Future salary increases	3.00%	3.10%	3.60%